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MassMutual High Yield Fund
MassMutual High Yield Fund
MASSMUTUAL FUNDS
MassMutual Short-Duration Bond Fund
MassMutual High Yield Fund
Supplement dated July 1, 2023 to the
Prospectus dated February 1, 2023
      This supplement provides new and additional information beyond that contained in the Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus, and any previous supplements.

      Effective July 13, 2023, the following information replaces similar information for the MassMutual High Yield Fund found under the heading Annual Fund Operating Expenses in the section titled Fees and Expenses of the Fund beginning on page 12:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - MassMutual High Yield Fund	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	none	none	4.25%	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	none	none	none	none	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	none	none	none	none	1.00%	[1]
[1]	The CDSC on Class C Shares is 1.00% for shares tendered and accepted for repurchase within the first 12 months of purchase. There is no CDSC on Class C Shares thereafter.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MassMutual High Yield Fund		Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y	Class C
Management Fees		0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%
Distribution and Service (Rule 12b-1) Fees		none	none	none	none	0.25%	0.25%	0.50%	none	1.00%
Other Expenses	[1]	0.07%	0.17%	0.27%	0.37%	0.27%	0.37%	0.27%	0.12%	0.07%
Total Annual Fund Operating Expenses		0.54%	0.64%	0.74%	0.84%	0.99%	1.09%	1.24%	0.59%	1.54%
[1]	Other Expenses have been restated to reflect current fees.

      Effective August 1, 2023, the following information replaces similar information for the MassMutual High Yield Fund found under the heading Example in the section titled Fees and Expenses of the Fund beginning on page 12:
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MassMutual High Yield Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	55	173	302	677
Class R5	65	205	357	798
Service Class	76	237	411	918
Administrative Class	86	268	466	1,037
Class R4	101	315	547	1,213
Class A	531	757	1,000	1,697
Class R3	126	393	681	1,500
Class Y	60	189	329	738
Class C	257	486	839	1,834

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
MassMutual High Yield Fund | Class C | USD ($)	157	486	839	1,834

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE